CONCENTRATIONS AND CREDIT RISK (Details) (Supplier Concentration Risk [Member])	3 Months Ended
	Jun. 30, 2012 Net Purchases [Member]	Jun. 30, 2011 Net Purchases [Member]	Jun. 30, 2012 Net Purchases [Member] Asia Stevia Investment Development Limited [Member]	Jun. 30, 2011 Net Purchases [Member] Asia Stevia Investment Development Limited [Member]	Jun. 30, 2012 Net Purchases [Member] Growers Synergy Pte. Ltd. [Member]	Jun. 30, 2011 Net Purchases [Member] Growers Synergy Pte. Ltd. [Member]	Jun. 30, 2012 Net Purchases [Member] Stevia Ventures Corporation [Member]	Jun. 30, 2011 Net Purchases [Member] Stevia Ventures Corporation [Member]	Jun. 30, 2012 Accounts Payable [Member]	Mar. 31, 2012 Accounts Payable [Member]	Jun. 30, 2012 Accounts Payable [Member] Asia Stevia Investment Development Limited [Member]	Mar. 31, 2012 Accounts Payable [Member] Asia Stevia Investment Development Limited [Member]	Jun. 30, 2012 Accounts Payable [Member] Growers Synergy Pte. Ltd. [Member]	Mar. 31, 2012 Accounts Payable [Member] Growers Synergy Pte. Ltd. [Member]	Jun. 30, 2012 Accounts Payable [Member] Stevia Ventures Corporation [Member]	Mar. 31, 2012 Accounts Payable [Member] Stevia Ventures Corporation [Member]
Concentration Risk [Line Items]
Net Purchases	58.90%		0.90%		50.40%		8.60%
Accounts Payable at									43.30%	70.50%	0.50%		43.30%	16.40%		54.10%